DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Term note - current	$ 0	$ 4,100	$ 4,100	$ 4,100	$ 0
Term note - non-current		0	$ 0	$ 0	4,100
Total debt		$ 4,100			$ 4,100